BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Ownership percentage	100.00%
GeniusU ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage	96.50%